Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 13,775	$ 10,716
Deferred revenue	4,301	5,315
Compensation and benefits	6,567	4,384
Research and development expenses	6,169	0
Lease liability	3,622	0
Foreign tax credits	270	720
Fair value of earnout liability	93	181
Other	457	1,047
Deferred Tax Assets, Gross	35,254	22,363
Less: Valuation allowance	(20,808)	(8,356)
Deferred tax assets, net	14,446	14,007
Property and equipment	197	132
Amortization	2,595	214
Commissions	8,384	7,918
Prepaid subscription	(836)	(822)
Unbilled receivable	(1,489)	(2,183)
Right-of-use assets	(3,402)	0
Total deferred tax liability	(16,903)	(11,269)
Net deferred tax liability	(2,457)
Net deferred tax (liabilities) assets		2,738
Deferred tax assets, net of valuation allowance	14,446	14,007
Deferred tax liabilities	(16,903)	(11,269)
Other Assets [Member]
Deferred tax assets, net	488	3,182
Deferred tax assets, net of valuation allowance	488	3,182
Other Noncurrent Liabilities [Member]
Total deferred tax liability	(2,945)	(444)
Deferred tax liabilities	$ (2,945)	$ (444)